Administrative Expenses	12 Months Ended
Jun. 30, 2024
Administrative Expenses [Abstract]
Administrative expenses

Note 24. Administrative expenses

	For the year ended
	June 30, 2024	June 30, 2023	June 30, 2022
Equity settled share-based payment(1)	(2,233,257)	(1,166,755)	(838,576)
Audit, legal and accountancy fees	(1,791,618)	(2,024,611)	(1,355,046)
Payroll expenses	(831,523)	(841,580)	(254,215)
Insurance	(755,681)	(429,208)	—
Amortization of intangible assets(1)	(545,322)	(92,818)	—
Professional fees	(540,333)	(137,873)	—
Taxes	(404,072)	(915)	—
Travel expenses	(135,554)	(102,305)	(52,532)
Depreciation of fixed assets	(18,803)	(4,107)	—
Depreciation of right-of-use asset	(18,771)	—	—
Other office and administrative expenses	(247,916)	(8,483)	(22,861)
Total administrative expenses	$(7,522,850)	(4,808,655)	$(2,523,230)

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(1)      Non-cash items increased from June 2023 to June 30, 2024 to the accrual on a stagger basis for the equity settled share-based payment of six months in 2023 versus twelve months in 2024, also the amortization of intangible assets mainly comprised by the client relationship which in 2023 only included two months (since the acquisition of ValoraSoy) while in 2024 twelve months were recognized.